Operating Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Leases [Abstract]
Operating leases

8.      Operating leases

The Company entered into various operating lease agreements for offices space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following component of lease cost are included in the Company’s unaudited consolidated statements of operations and comprehensive income (loss):

	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
	RMB	RMB
Operating lease cost	3,922,677	2,413,523
Short-term lease cost	177,103	363,912
Total lease cost	4,099,780	2,777,435

Supplemental disclosure related to operating leases were as follows:

	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	2,139,410	2,459,231
	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
Weighted average remaining lease term of operating leases (years)	3.53	3.14
Weighted average discount rate of operating leases	6.24%	6.24%

The following table summarizes the maturity of operating lease liabilities as of June 30, 2024:

Years Ended December 31,	Lease Payment
(Unaudited)
RMB
Remaining of 2024	1,860,846
2025	2,211,153
2026	1,448,558
2027	1,197,632
2028	602,088
Thereafter	—
Total lease payments	7,320,277
Less: imputed interest	(488,696)
Total lease liabilities	6,831,581

8.      Operating leases

The Company entered into various operating lease agreements for offices space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following component of lease cost are included in the Company’s consolidated statements of operations and comprehensive income (loss):

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023
	RMB	RMB	RMB
Operating lease cost	3,277,780	11,385,312	6,051,298
Short-term lease cost	1,867,850	295,564	198,306
Total lease cost	5,145,630	11,680,876	6,249,604

Supplemental disclosure related to operating leases were as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	5,068,864	5,822,406	4,648,690
	As of December 31, 2022	As of December 31, 2023
Weighted average remaining lease term of operating leases (years)	1.65	3.53
Weighted average discount rate of operating leases	6.24%	6.24%

The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:

As of December 31,	2023
RMB
2024	3,605,781
2025	1,194,360
2026	1,194,360
2027	1,197,632
2028	602,088
Total lease payments	7,794,221
Less: imputed interest	(583,797)
Total lease liabilities	7,210,424